Financial instruments - Narrative (Details) $ in Millions	12 Months Ended
	Dec. 31, 2023 USD ($) $ / Ounce oz	Dec. 31, 2022 USD ($) oz	Jun. 30, 2023 USD ($) $ / Ounce oz
Statement Line Items [Line Items]
Undrawn borrowing facilities	$ 398.1	$ 391.5
Amount of gold mark-to-market adjustments | oz	26,889	33,672
Threshold to estimate material to deliver when payment is not received, period	5 months
Estimated material delivered when payment is not received, percentage	0.90
Gold put option contracts
Statement Line Items [Line Items]
Loss on cash flow hedges, net of tax	$ 2.9
Gold put option contracts | Floating interest rate
Statement Line Items [Line Items]
Nominal amount of hedging instrument | oz	50,000,000		100,000,000
Average price of hedging instrument | $ / Ounce	1,975		1,937.5
Notional amount	$ 2.1		$ 3.3
Minimum
Statement Line Items [Line Items]
Payment received as a percentage of the contracted value of gold and copper	90.00%
Payment received as a percentage of the contracted value of molybdenum	90.00%
Payment made as a percentage of the contracted value of molybdenum	95.00%
Maximum
Statement Line Items [Line Items]
Payment received as a percentage of the contracted value of gold and copper	95.00%
Payment received as a percentage of the contracted value of molybdenum	100.00%
Payment made as a percentage of the contracted value of molybdenum	100.00%